Acquisitions, disposal of controlling interest, goodwill and intangible assets (Details) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Shanghai Simcere and Shanghai Celgen CNY	Dec. 31, 2011 Shanghai Simcere and Shanghai Celgen CNY	Jul. 11, 2012 Simcere MSD USD ($)	Jul. 11, 2012 Simcere MSD CNY	May 31, 2012 Simcere MSD	Dec. 31, 2012 Simcere MSD CNY	Dec. 31, 2012 Simcere MSD USD ($)	Dec. 31, 2012 Shanghai Celgen CNY	Dec. 31, 2011 Shanghai Celgen CNY	Dec. 31, 2012 Shanghai Celgen USD ($)	May 31, 2012 MSD China	Jul. 04, 2010 Jilin Boda CNY	Dec. 31, 2011 Jilin Boda	Jun. 30, 2010 Jilin Boda CNY	Dec. 31, 2011 Jilin Boda CNY	Dec. 31, 2010 Jilin Boda CNY	Jun. 30, 2010 Jilin Boda Nanjing Xiangao	Jun. 30, 2010 Nanjing Xiangao CNY	Apr. 02, 2010 Nanjing Tung Chit CNY
Acquisitions
Equity interest after transaction (as a percent)									49.00%
Equity interest by third party (as a percent)															51.00%
Fair value of equity interest							$ 8,507	53,000
Carrying value of equity interest							4,528	28,211
Gain recognized on disposal of controlling interest in subsidiary							3,979	24,789
Investments in and advances to affiliated companies	9,115	56,785	91,355	121,220	56,785	91,355				56,785	9,115		91,355	56,785
Changes in the carrying amount of investment in and advances to affiliate companies
Balance at the beginning of the period		91,355	121,220		91,355	121,220					9,115	91,355	121,220	56,785
Interest income from advances to Shanghai Celgen	133	828	1,827	1,485	828	1,827						828	1,827
Repayment from Shanghai Celgen			(19,500)			(19,500)							(19,500)
Equity in earning (losses)	(780)	(4,859)	(12,192)	(14,716)	5,300	(12,192)				5,300		(10,159)	(12,192)
Reclassify the investment in Shanghai Celgen to assets held for sale					(65,036)							(65,036)
Reclassify the advances to Shanghai Celgen to other current assets					(16,988)							(16,988)
Investment in Simcere MSD	4,528	28,211			53,000					53,000
Unrealized profit of inventory sold to Simcere MSD	(243)	(1,515)			(1,515)					(1,515)
Balance at the end of the period	9,115	56,785	91,355	121,220	56,785	91,355				56,785	9,115		91,355	56,785
Gain arising from the disposal of controlling interest	3,979	24,789					3,979	24,789
Percentage of equity interest acquired																39.19%	39.19%	39.19%	39.19%			80.00%	14.29%
Ownership interest (as a percent)							100.00%	100.00%													48.99%
Percentage of equity interest acquired through put and call arrangement																		9.80%				20.00%
Period after which option under put and call arrangement become exercisable																		1 year
Exercise price base amount of options under put and call arrangement																		43,600				43,600
Net profit percentage added to base amount of put and call arrangement																		9.80%				9.80%
Fair value of redeemable non-controlling interest																45,677
Reduction to additional paid-in-capital due to acquisition of redeemable non-controlling interest																41,505			8,791	126,110			6,019
Cash consideration for interest acquired under put and call arrangement																			40,040
Equity interest in acquired entity immediately before the acquisition date (as a percent)																	90.19%		90.19%
Equity interest in acquired entity after all transactions (as a percent)																	99.99%
Changes in redeemable non-controlling interest
Balance at the beginning of the period																			47,453
Income attributable to the redeemable non-controlling interest			1,378	1,776															1,378
Acquisition of redeemable non-controlling interest			(8,791)	174,185															48,831				261
Balance at the end of the period																				47,453
Cash consideration paid																							6,280
Total purchase consideration																174,185
Total cash consideration																170,147
Fair value of buildings, machinery and equipment transferred to selling shareholders																30,430
Consideration receivable for buildings, machinery and equipment transferred to selling shareholders																26,392